Cover	Mar. 31, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 31, 2026
Entity Registrant Name	RALLYBIO CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40693
Entity Tax Identification Number	85-1083789
Entity Address, Address Line One	234 Church Street,
Entity Address, City or Town	New Haven,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06510
City Area Code	203
Local Phone Number	859-3820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RLYB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Central Index Key	0001739410
Amendment Flag	false
Entity Ex Transition Period	false